UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
JULY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%‡
	Shares/Face Amount	Value
BUSINESS SERVICES — 21.1%
Alliance Data Systems Corp.*	833,710	$229,303,598
Cognizant Technology Solutions Corp., Cl A*	4,520,821	285,263,805
IHS Inc., Cl A* (A)	1,534,524	191,861,536
Visa Inc., Cl A (A)	4,169,159	314,104,439

		1,249,027,049

CONSUMER DISCRETIONARY — 16.1%
Amazon.com Inc.*	492,662	264,140,731
Nike Inc., Cl B	1,467,049	169,033,386
Priceline.com*	148,995	185,285,712
Twenty-First Century Fox, Cl A	4,694,654	161,918,617

		780,378,446

FINANCIALS — 19.3%
American Tower Corp., REIT Cl A	2,040,294	194,052,362
Charles Schwab Corp.	6,690,692	233,371,337
CME Group, Cl A	1,548,289	148,697,675
Equinix REIT (A)	819,238	228,493,671
T Rowe Price Group Inc.	1,695,283	130,757,178

		512,826,190

HEALTH CARE — 26.2%
Allergan PLC*	491,675	162,818,176
Celgene Corp.*	2,682,000	352,012,500
Gilead Sciences Inc.	2,921,267	344,300,529
Illumina Inc.*	1,368,386	300,087,050
Intuitive Surgical Inc.*	212,768	113,441,514

		1,272,659,769

INFORMATION TECHNOLOGY — 12.6%
Apple Inc.	1,028,468	124,753,169
ARM Holdings ADR (A)	4,989,927	234,726,166
Google Inc., Cl A*	251,534	165,383,605
Google Inc., Cl C*	135,182	84,571,211

		609,434,151

MATERIALS — 2.5%
Ecolab Inc. (A)	1,058,727	122,611,174

TOTAL COMMON STOCK (Cost $3,014,532,268)		4,740,989,141

REPURCHASE AGREEMENTS (B) (D) — 1.9%
BNP Paribas 0.250%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $83,672,743 (collateralized by U.S. Treasury Obligations, ranging in par value $200 - $16,769,500, 0.000% - 6.250%, 07/15/16 - 02/15/45; with total market value of $85,344,470)	$83,671,000	$83,671,000

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
JULY 31, 2015
(Unaudited)

REPURCHASE AGREEMENTS (B) (D) — continued
	Face Amount/ Shares	Value
BNP Paribas 0.250%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $8,670,181 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $1,625,000, 0.000% - 7.125%, 06/23/16 - 02/15/44; with total market value of $8,843,414)	$8,670,000	$8,670,000

TOTAL REPURCHASE AGREEMENTS (Cost $92,341,000)		92,341,000

SHORT-TERM INVESTMENT — 2.0%
Fidelity Institutional Money Market Funds — Prime Money Market Portfolio, Cl I, 0.080% (C) (Cost $99,392,891)	99,392,891	99,392,891

TOTAL INVESTMENTS — 101.7% (Cost $3,206,266,159)†		$4,932,723,032

Percentages are based on Net Assets of $4,850,097,266.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $89,248,182.

(B)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of July 31, 2015 was $92,341,000.

(C)	The rate reported is the 7-day effective yield as of July 31, 2015.

(D)	Tri-Party Repurchase Agreement.

‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

REIT — Real Estate Investment Trust

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $3,206,266,159, and the unrealized appreciation and depreciation were $1,745,626,439 and $(19,169,566), respectively.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,740,989,141	$—	$—	$4,740,989,141
Short-Term Investment	99,392,891	—	—	99,392,891
Repurchase Agreements	—	92,341,000	—	92,341,000

Total Investments in Securities	$4,840,382,032	$92,341,000	$—	$4,932,723,032

For the quarter ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended July 31, 2015, there were no level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

EMC-QH-001-2000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015